OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details) - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Product Information [Line Items]
Sales of manufactured products	8.30%	13.70%	18.70%
Customer B [Member]
Product Information [Line Items]
Sales of manufactured products	15.50%	14.00%	9.20%